Risks Arising From Financial Instruments - Additional Information (Detail)	1 Months Ended			12 Months Ended		48 Months Ended
	Jan. 31, 2018 USD ($)	Sep. 30, 2013	Jan. 31, 2013	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Derivative contracts negative mark-to-market hedging adjustments				$ 12,300,000,000
Derivatives contracts qualified for hedge accounting				7,400,000,000
Derivative position positive pre-tax impact on equity reserves				639,000,000	$ 774,000,000	$ 774,000,000
Amount of exposure equivalent to shares hedged				$ 19,679,000,000	22,643,000,000	22,643,000,000
Description of methods to use sensitivity analysis is assessed				Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017. Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2016.
Ownership interest				100.00%
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities				$ 7,709,000,000
Proportion of company's financial liabilities				6.62%
Higher/lower interest expense				$ 12,000,000	23,000,000
Higher/lower interest income				81,000,000	$ 53,000,000
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities				117,000,000
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged				92,400,000
Loss recognized in the profit or loss				579,000,000
Cash inflow (out flow) from reset of derivative contracts to market prices				$ (300,000,000)		$ 3,200,000,000
Reasonable possible volatility rate				15.68%	22.84%	22.84%
Positive/negative impact on profit before tax				$ 1,422,000,000	$ 2,236,000,000	$ 2,236,000,000
Equity price risk [member] | Share-Based Compensation Plan [Member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss				$ 291,000,000
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description				There was no significant concentration of credit risks with any single counterparty per 31 December 2017 and no single customer represented more than 10% of the total revenue of the group in 2017.
Holding Company [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net				$ 7,424,000,000	15,583,000,000	15,583,000,000
Ambev [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative and non-derivative financial instruments, net				$ 1,669,000,000	1,497,000,000	1,497,000,000
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [Member]
Disclosure of detailed information about financial instruments [line items]
Ownership interest				55.00%
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss				$ 146,000,000
SABMiller Group [Member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Loss recognized in the profit or loss				142,000,000
Call Options [Member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability				0
Commodity derivatives [member] | Commodity price risk [member] | Aluminum swap [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				1,412,000,000	1,242,000,000	1,242,000,000
Commodity derivatives [member] | Commodity price risk [member] | Natural gas and energy derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				211,000,000	189,000,000	189,000,000
Commodity derivatives [member] | Commodity price risk [member] | Exchange traded sugar futures [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				87,000,000	93,000,000	93,000,000
Commodity derivatives [member] | Commodity price risk [member] | Corn swaps [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				223,000,000	179,000,000	179,000,000
Commodity derivatives [member] | Commodity price risk [member] | Exchange traded wheat futures [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				509,000,000	557,000,000	557,000,000
Commodity derivatives [member] | Commodity price risk [member] | Rice swaps [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				221,000,000	190,000,000	190,000,000
Commodity derivatives [member] | Commodity price risk [member] | Plastic derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Commodity derivatives outstanding				$ 91,000,000	105,000,000	105,000,000
Major business combination [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of shares sold	30.00%
Consideration received	$ 900,000,000
Ownership interest	85.00%
Fair value hedges [member] | Interest Rate Risk [Member] | US Dollar Fixed Rate Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount				3,000,000,000
Cash flow hedges [member] | Interest Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount			1,200,000,000
Cash flow hedges [member] | Interest Rate Risk [Member] | 2.375% Canadian Dollar Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage			2.375%
Maturity period			January 2018
Cash flow hedges [member] | Interest Rate Risk [Member] | 3.375% Canadian Dollar Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate percentage			3.375%
Maturity period			January 2023
Cash flow hedges [member] | Interest Rate Risk [Member] | Pound Sterling Bond Hedges [Member]
Disclosure of detailed information about financial instruments [line items]
Issuance amount		500,000,000
Interest rate percentage		4.00%
Maturity period		September 2025
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability				$ 1,669,000,000	1,497,000,000	$ 1,497,000,000
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Currency transactional risk impact on consolidated profit before taxes				$ 142,000,000	$ 112,000,000
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer				10.00%